SCHEDULE OF REVENUE AND ACCOUNTS RECEIVABLE (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	24.00%	34.00%	35.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]	9.00%	23.00%	25.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]	40.00%	68.00%
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[3]	9.00%	19.00%	11.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[3]	22.00%	23.00%
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4]	2.00%	11.00%	4.00%
Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[3]	17.00%
Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[4]	14.00%

[1]	Customer A is Cambodia’s largest and leading financial institution.
[2]	Customer B is Brunei’s largest telecommunications company.
[3]	Customer C is a local insurance corporation based in Singapore.
[4]	Customer D is a technology service provider specializing in system integration and customer engagement solutions based in Cambodia.